Expenses by nature - Schedule of principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 2,076	€ 1,891	€ 1,122
Audit fees, percentage	98.00%	99.00%	91.00%
Audit-related Fees	€ 0	€ 0	€ 90
Audit-related fees, percentage	0.00%	0.00%	7.00%
Tax fees	€ 40	€ 25	€ 25
Tax fees, percentage	2.00%	1.00%	2.00%
All Other Fees	€ 0	€ 0	€ 0
All Other Fees, percentage	0.00%	0.00%	0.00%
Auditor's remuneration	€ 2,116	€ 1,916	€ 1,238
Auditor's remuneration, percentage	100.00%	100.00%	100.00%
Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,902	€ 1,678	€ 1,113
Audit fees, percentage	99.00%	99.00%	93.00%
Audit-related Fees	€ 0	€ 13	€ 85
Audit-related fees, percentage	0.00%	1.00%	7.00%
Tax fees	€ 0	€ 0	€ 0
Tax fees, percentage	0.00%	0.00%	0.00%
All Other Fees	€ 19	€ 0	€ 0
All Other Fees, percentage	1.00%	0.00%	0.00%
Auditor's remuneration	€ 1,921	€ 1,691	€ 1,199
Auditor's remuneration, percentage	100.00%	100.00%	100.00%
Statutory auditor | PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,539	€ 1,386	€ 937
Audit fees, percentage	73.00%	72.00%	76.00%
Audit-related Fees	€ 0	€ 0	€ 85
Audit-related fees, percentage	0.00%	0.00%	7.00%
Statutory auditor | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,622	€ 1,376	€ 939
Audit fees, percentage	84.00%	81.00%	78.00%
Audit-related Fees	€ 0	€ 13	€ 85
Audit-related fees, percentage	0.00%	1.00%	7.00%
Statutory auditor's network | PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 537	€ 505	€ 185
Audit fees, percentage	25.00%	26.00%	15.00%
Audit-related Fees	€ 0	€ 0	€ 5
Audit-related fees, percentage	0.00%	0.00%	0.00%
Tax fees	€ 40	€ 25	€ 25
Tax fees, percentage	2.00%	1.00%	2.00%
Statutory auditor's network | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 280	€ 302	€ 174
Audit fees, percentage	15.00%	18.00%	15.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage	0.00%	0.00%	0.00%
Tax fees	€ 0	€ 0	€ 0
Tax fees, percentage	0.00%	0.00%	0.00%